Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited)

September 30, 2022

	Shares/
	Principal	Fair Value
Common Stocks - 86.6%
Aerospace & Defense - 0.7%
Airbus SE	350	$30,478
BAE Systems PLC	5,478	48,297
Embraer SA *	9,191	19,830
Leonardo SpA	3,617	25,768
MTU Aero Engines AG	250	37,778
Rolls-Royce Holdings PLC *	54,158	42,072
Saab AB, Class B	5,117	160,277
Safran SA	3,065	282,277
Thales SA	1,674	185,312
		832,089
Air Freight & Logistics - 0.4%
CJ Logistics Corp. *	69	4,360
Deutsche Post AG	2,668	81,325
DSV A/S	1,840	217,215
Hitachi Transport System Ltd.	800	47,864
JD Logistics, Inc *,(a)	4,000	7,032
Mainfreight Ltd.	267	10,179
SF Holding Co. Ltd., Class A	2,600	17,313
SG Holdings Co. Ltd.	2,300	31,462
ZTO Express Cayman, Inc., ADR	4,120	99,004
		515,754
Airlines - 0.1%
Air China Ltd., Class H *	20,000	15,287
China Eastern Airlines Corp. Ltd., Class A *	18,600	12,800
Deutsche Lufthansa AG *	2,282	13,230
Jin Air Co. Ltd. *	1,154	13,067
Korean Air Lines Co. Ltd. *	1,051	16,235
Singapore Airlines Ltd. *	22,300	79,260
		149,879
Auto Components - 0.2%
Denso Corp.	1,000	45,501
HL Mando Co. Ltd.	497	15,407
Hyundai Mobis Co. Ltd.	743	99,191
Magna International, Inc.	298	14,212
Pirelli & C SpA (a)	26,219	86,303
Valeo	1,969	30,149
		290,763
Automobiles - 3.1%
BAIC Motor Corp. Ltd., Class H (a)	40,500	8,874
Bayerische Motoren Werke AG	7,597	520,894
BYD Co. Ltd., Class A	7,826	278,124
BYD Co. Ltd., Class H	10,500	260,029
Ferrari NV	798	149,863
Geely Automobile Holdings Ltd.	41,000	56,513
Great Wall Motor Co. Ltd., Class A	3,300	12,937
Great Wall Motor Co. Ltd., Class H	55,000	63,198
Honda Motor Co. Ltd.	23,000	498,470
Hyundai Motor Co.	228	28,127
Kia Corp.	907	45,581

	Shares/
	Principal	Fair Value

Automobiles (continued)
Li Auto, Inc., ADR *	2,860	$65,809
Mercedes-Benz Group AG	12,394	635,622
NIO, Inc., ADR *	5,867	92,523
Renault SA *	2,222	60,885
Stellantis NV	21,667	260,486
Suzuki Motor Corp.	1,600	49,533
Toyota Motor Corp.	41,300	535,278
Volkswagen AG	163	26,930
XPeng, Inc., ADR *	1,776	21,223
XPeng, Inc., Class A *	1,200	7,032
		3,677,931
Banks - 9.7%
ABN AMRO Bank NV, CVA (a)	1,727	15,612
Absa Group Ltd.	8,658	85,089
Agricultural Bank of China Ltd., Class H	47,000	14,070
Australia & New Zealand Banking Group Ltd.	20,553	301,292
Banco Bilbao Vizcaya Argentaria SA	53,256	241,062
Banco Bradesco SA	14,933	45,167
Banco do Brasil SA	4,536	32,245
Banco Santander Brasil SA	9,764	54,842
Banco Santander SA	118,299	277,850
Bank Central Asia TBK PT	656,000	368,334
Bank Hapoalim BM	20,682	175,885
Bank Mandiri Persero TBK PT	115,300	71,364
Bank Negara Indonesia Persero Tbk PT	43,900	25,874
Bank of China Ltd., Class H	229,000	74,973
Bank of Ningbo Co. Ltd., Class A	6,550	29,142
Bank of Nova Scotia (The)	22,463	1,074,065
Bank of Queensland Ltd.	2,806	11,745
Bank Rakyat Indonesia Persero TBK PT	438,800	129,385
Barclays PLC	12,426	20,016
BNP Paribas SA	7,878	336,530
BOC Hong Kong Holdings Ltd.	57,500	191,547
BPER Banca	38,068	58,961
Capitec Bank Holdings Ltd.	595	51,414
China CITIC Bank Corp. Ltd., Class H	119,000	47,297
China Construction Bank Corp., Class H	581,000	336,022
China Merchants Bank Co. Ltd., Class A	1,800	8,542
China Merchants Bank Co. Ltd., Class H	36,500	169,716
CIMB Group Holdings BHD	53,200	58,856
Commonwealth Bank of Australia	8,020	467,691
DNB Bank ASA	27,178	431,092
Erste Group Bank AG	4,151	92,066
Grupo Financiero Banorte SAB de CV, Class O	33,407	214,340
Hana Financial Group, Inc.	697	17,270
Hong Leong Bank BHD	4,200	18,568
HSBC Holdings PLC	87,136	454,542

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/
	Principal	Fair Value

Banks (continued)
Industrial & Commercial Bank of China Ltd., Class H	355,000	$166,423
ING Groep NV	8,742	75,861
Intesa Sanpaolo SpA	52,074	86,867
Israel Discount Bank Ltd., Class A	10,174	51,656
Japan Post Bank Co. Ltd.	14,600	101,775
KB Financial Group, Inc.	616	18,815
KBC Group NV	2,392	114,026
Lloyds Banking Group PLC	547,300	252,873
Malayan Banking BHD	146,400	270,889
Mediobanca Banca di Credito Finanziario SpA	25,878	204,332
Mizrahi Tefahot Bank Ltd.	1,969	69,470
National Australia Bank Ltd.	13,139	243,379
Nedbank Group Ltd.	2,444	27,162
Nordea Bank Abp	74,777	644,642
OTP Bank Nyrt	4,889	89,524
Oversea-Chinese Banking Corp. Ltd.	20,400	168,187
Postal Savings Bank of China Co. Ltd., Class H (a)	40,000	23,593
Public Bank BHD	211,900	193,301
RHB Bank BHD	99,400	119,186
Royal Bank of Canada	8,534	772,442
Shinhan Financial Group Co. Ltd.	2,179	51,022
Societe Generale SA	11,247	224,935
Standard Bank Group Ltd.	19,329	154,869
Standard Chartered PLC	12,625	79,881
Sumitomo Mitsui Financial Group, Inc.	19,700	547,672
Swedbank AB, Class A	1,650	21,834
TMBThanachart Bank PCL, NVDR	488,400	15,667
Toronto-Dominion Bank (The)	2,869	176,894
UniCredit SpA	11,604	118,885
United Overseas Bank Ltd.	7,500	136,734
Westpac Banking Corp.	34,347	455,801
		11,681,063
Beverages - 2.6%
Ambev SA	65,559	188,477
Anheuser-Busch InBev SA	15,524	710,902
Arca Continental SAB de CV	13,978	100,806
Budweiser Brewing Co. APAC Ltd. (a)	5,700	14,922
Carlsberg A/S, Class B	598	70,422
China Resources Beer Holdings Co. Ltd.	4,000	27,847
Coca-Cola Femsa SAB de CV	6,091	35,551
Davide Campari-Milano NV	4,817	42,999
Diageo PLC	20,560	871,569
Fomento Economico Mexicano SAB de CV	15,714	98,719
Heineken NV	1,553	136,713
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	1,000	22,302

	Shares/
	Principal	Fair Value

Beverages (continued)
Kweichow Moutai Co. Ltd., Class A	400	$105,624
Luzhou Laojiao Co. Ltd., Class A	900	29,275
Pernod Ricard SA	1,771	327,647
Remy Cointreau SA	546	91,412
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	990	42,286
Suntory Beverage & Food Ltd.	3,100	109,869
Treasury Wine Estates Ltd.	8,581	69,351
		3,096,693
Biotechnology - 0.9%
3SBio, Inc. (a)	7,500	5,322
Argenx SE *	162	58,482
BeiGene Ltd., ADR *	449	60,534
BeiGene Ltd. *	1,600	16,520
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	2,940	47,430
Bloomage Biotechnology Corp. Ltd., Class A	2,119	39,146
Celltrion, Inc.	729	89,424
CSL Ltd.	2,604	477,192
Galapagos NV *	971	41,778
Genmab A/S *	595	192,927
Grifols SA *	770	6,700
Imeik Technology Development Co. Ltd., Class A	400	27,658
Innovent Biologics, Inc. *,(a)	7,000	21,803
SK Bioscience Co. Ltd. *	79	4,434
Zai Lab Ltd., ADR *	403	13,783
		1,103,133
Building Products - 0.2%
Assa Abloy AB, Class B	1,223	23,110
Belimo Holding AG	32	11,948
Cie de Saint-Gobain	962	34,917
Geberit AG	202	87,737
Kingspan Group PLC	1,598	72,544
Sanwa Holdings Corp.	1,300	11,173
		241,429
Capital Markets - 1.5%
Amundi SA (a)	1,875	78,911
B3 SA - Brasil Bolsa Balcao	88,416	214,957
China International Capital Corp. Ltd., Class H (a)	20,000	29,096
Deutsche Bank AG	25,705	192,541
Deutsche Boerse AG	1,132	186,583
DWS Group GmbH & Co. KGaA (a)	2,084	50,141
East Money Information Co. Ltd., Class A	19,437	48,296
Futu Holdings Ltd., ADR *	303	11,299
Hithink RoyalFlush Information Network Co. Ltd., Class A	2,800	30,593

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/
	Principal	Fair Value

Capital Markets (continued)
Hong Kong Exchanges & Clearing Ltd.	3,400	$116,771
IG Group Holdings PLC	5,468	46,604
IGM Financial, Inc.	862	21,593
Insignia Financial Ltd.	19,449	36,889
Macquarie Group Ltd.	3,937	386,630
Perpetual Ltd.	1,866	28,302
Reinet Investments SCA	690	10,248
TMX Group Ltd.	100	9,247
UBS Group AG	16,157	237,615
		1,736,316
Chemicals - 2.7%
Air Liquide SA	3,015	347,231
Arkema SA	139	10,224
Croda International PLC	1,561	112,324
Do-Fluoride New Materials Co. Ltd., Class A	3,600	18,225
Dongyue Group Ltd.	6,000	5,985
Evonik Industries AG	8,440	142,627
Givaudan SA	254	774,968
Hyosung Advanced Materials Corp.	30	6,448
Israel Corp. Ltd. (The)	27	10,490
Johnson Matthey PLC	1,862	38,089
Koninklijke DSM NV	230	26,464
Kuraray Co. Ltd.	2,200	15,366
LG Chem Ltd.	453	169,713
Mitsubishi Gas Chemical Co., Inc.	1,500	19,648
Nippon Shokubai Co. Ltd.	1,100	41,038
Nitto Denko Corp.	1,400	75,733
Novozymes A/S, Class B	2,290	115,618
Nutrien Ltd.	395	33,117
OCI NV	652	23,991
Qinghai Salt Lake Industry Co. Ltd., Class A *	4,700	15,828
Shanghai Putailai New Energy Technology Co. Ltd., Class A	3,300	25,967
Shenzhen Capchem Technology Co. Ltd., Class A	7,380	43,586
Shin-Etsu Chemical Co. Ltd.	1,800	178,203
Sika AG	642	130,911
Solvay SA	2,179	170,004
Sumitomo Chemical Co. Ltd.	151,500	520,194
Tosoh Corp.	1,600	17,797
Wacker Chemie AG	648	67,385
Wanhua Chemical Group Co. Ltd., Class A	2,700	35,067
Weihai Guangwei Composites Co. Ltd., Class A	1,800	21,046
Yunnan Energy New Material Co. Ltd., Class A	500	12,277
		3,225,564

	Shares/
	Principal	Fair Value

Commercial Services & Supplies - 0.2%
HomeServe PLC	8,764	$115,834
Rentokil Initial PLC	9,497	50,622
Sohgo Security Services Co. Ltd.	600	15,088
		181,544
Communications Equipment - 0.4%
Nokia Oyj	56,038	242,675
Telefonaktiebolaget LM Ericsson, Class B	34,649	204,475
ZTE Corp., Class A	8,200	24,746
		471,896
Construction & Engineering - 0.2%
Ackermans & van Haaren NV	77	9,814
EXEO Group, Inc.	1,000	14,446
HOCHTIEF AG	999	47,818
Kajima Corp.	3,900	36,994
Kandenko Co. Ltd.	3,900	22,417
Stantec, Inc.	622	27,423
Vinci SA	1,035	84,329
		243,241
Construction Materials - 0.2%
Cemex SAB de CV *	113,453	39,270
CRH PLC	1,866	60,616
James Hardie Industries PLC	9,229	182,998
		282,884
Consumer Finance - 0.0%†
JMT Network Services PCL, NVDR	11,800	21,351
Muangthai Capital PCL, NVDR	8,800	8,457
		29,808
Containers & Packaging - 0.0%†
Orora Ltd.	7,034	13,568
Smurfit Kappa Group PLC	767	22,038
		35,606
Diversified Consumer Services - 0.2%
Benesse Holdings, Inc.	10,000	148,882
Cogna Educacao *	29,080	15,914
YDUQS Participacoes SA	6,220	16,675
		181,471
Diversified Financial Services - 1.0%
Banca Mediolanum SpA	11,655	73,873
Challenger Ltd.	8,543	32,132
EXOR NV *	516	33,100
FirstRand Ltd.	37,438	126,526
Groupe Bruxelles Lambert NV	2,406	169,424
Industrivarden AB, Class A	3,472	70,613
Industrivarden AB, Class C	11,145	224,256
Investor AB, Class A	2,067	31,953
Investor AB, Class B	24,670	363,642
L E Lundbergforetagen AB, Class B	1,692	61,657
Mitsubishi HC Capital, Inc.	4,100	17,619
		1,204,795

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/
	Principal	Fair Value

Diversified Telecommunication - 1.8%
BCE, Inc.	8,068	$340,088
Bezeq The Israeli Telecommunication Corp. Ltd.	22,695	37,267
BT Group PLC	74,731	101,233
China Tower Corp. Ltd., Class H (a)	112,000	11,985
Deutsche Telekom AG	2,225	38,128
KT Corp.	2,015	50,984
Nippon Telegraph & Telephone Corp.	29,600	798,767
Orange SA	9,693	87,817
PCCW Ltd.	129,000	58,338
Singapore Telecommunications Ltd.	151,200	280,293
Spark New Zealand Ltd.	11,045	31,238
Telecom Italia SpA/Milano *	84,516	15,627
Telekom Malaysia BHD	38,800	45,770
Telenor ASA	3,662	33,491
Telstra Corp. Ltd.	105,251	260,534
		2,191,560
Electric Utilities - 1.3%
Acciona SA	598	105,801
CLP Holdings Ltd.	3,500	26,462
CPFL Energia SA	16,341	101,994
EDP - Energias de Portugal SA	36,057	156,835
Enel SpA	88,977	368,191
Energisa SA	4,781	37,107
Equatorial Energia SA	4,300	21,353
Hydro One Ltd. (a)	482	11,850
Iberdrola SA	21,221	199,202
Light SA	4,100	4,093
Shikoku Electric Power Co., Inc.	6,600	32,967
SSE PLC	18,537	316,083
Tenaga Nasional BHD	101,000	175,340
Tohoku Electric Power Co., Inc.	4,900	23,054
		1,580,332
Electrical Equipment - 1.4%
ABB Ltd.	10,721	281,028
Beijing Easpring Material Technology Co. Ltd., Class A	1,100	10,240
Contemporary Amperex Technology Co. Ltd., Class A	4,224	238,797
Eve Energy Co. Ltd., Class A	10,100	120,496
Legrand SA	4,397	287,139
Schneider Electric SE	4,777	547,255
Sunwoda Electronic Co. Ltd., Class A	18,400	60,406
Vestas Wind Systems A/S	1,255	23,417
WEG SA	21,229	125,792
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	6,200	7,195
		1,701,765

	Shares/
	Principal	Fair Value

Electronic Equipment, Instruments & Components - 0.9%
AAC Technologies Holdings, Inc. *	3,500	$5,475
Avary Holding Shenzhen Co. Ltd., Class A	4,900	17,904
Canon Marketing Japan, Inc.	700	15,476
Delta Electronics Thailand PCL, NVDR	2,300	39,878
GoerTek, Inc., Class A	2,900	10,837
Halma PLC	1,846	42,141
Hana Microelectronics PCL, NVDR	8,400	8,184
KCE Electronics PCL, NVDR	13,900	15,938
LG Innotek Co. Ltd.	177	33,836
Luxshare Precision Industry Co. Ltd., Class A	9,200	38,143
Murata Manufacturing Co. Ltd.	4,700	215,347
Omron Corp.	5,200	237,681
Samsung Electro-Mechanics Co. Ltd.	893	69,907
Samsung SDI Co. Ltd.	378	144,257
Shimadzu Corp.	3,000	78,656
Spectris PLC	636	19,425
Sunny Optical Technology Group Co. Ltd.	3,600	34,464
TDK Corp.	1,700	52,323
		1,079,872
Energy Equipment & Services - 0.0%†
Dialog Group BHD	15,700	6,738
Worley Ltd.	3,820	31,266
		38,004
Entertainment - 0.7%
Bilibili, Inc., Class Z *	660	10,056
Krafton, Inc. *	54	7,926
NCSoft Corp.	161	38,936
NetEase, Inc.	18,960	286,215
Netmarble Corp. (a)	287	10,291
Nexon Co. Ltd.	2,100	37,025
Nintendo Co. Ltd.	3,700	149,641
Sea Ltd., ADR *	5,518	309,284
Tencent Music Entertainment Group, ADR *	3,441	13,971
		863,345
Equity Real Estate Investment - 0.6%
British Land Co. PLC (The)	2,752	10,774
Champion REIT	23,000	8,116
Charter Hall Group	1,883	13,899
First Capital Real Estate Investment Trust	1,897	20,874
Goodman Group	11,783	119,547
GPT Group (The)	14,419	35,507
Klepierre SA *	3,875	67,951
Link REIT	13,300	93,016
Mapletree Commercial Trust	20,100	24,094

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/
	Principal	Fair Value

Equity Real Estate Investment (continued)
Mirvac Group	36,337	$45,441
Scentre Group	117,600	192,052
Stockland	34,266	72,042
		703,313
Food & Staples Retailing - 1.4%
Alimentation Couche-Tard, Inc.	5,573	225,548
Berli Jucker PCL, NVDR	86,400	75,016
Clicks Group Ltd.	2,219	35,245
Coles Group Ltd.	5,247	55,428
Cosmos Pharmaceutical Corp.	300	29,742
Empire Co. Ltd., Class A	3,245	81,146
George Weston Ltd.	691	72,733
Koninklijke Ahold Delhaize NV	8,083	206,950
Lawson, Inc.	4,100	134,264
Loblaw Cos. Ltd.	1,416	112,719
Raia Drogasil SA	5,133	21,590
Sendas Distribuidora SA	11,898	38,605
Sundrug Co. Ltd.	2,700	65,567
Tesco PLC	101,630	234,614
Tsuruha Holdings, Inc.	3,900	228,754
Wal-Mart de Mexico SAB de CV	21,019	73,936
		1,691,857
Food Products - 2.4%
Associated British Foods PLC	1,957	27,559
AVI Ltd.	2,983	12,083
Chocoladefabriken Lindt & Spruengli AG	9	87,417
Dali Foods Group Co. Ltd. (a)	66,000	28,418
Grupo Bimbo SAB de CV, Series A	23,733	83,530
Itoham Yonekyu Holdings, Inc.	2,300	10,583
Kerry Group PLC, Class A	559	49,943
Kuala Lumpur Kepong BHD	6,300	28,124
Marfrig Global Foods SA	6,648	12,180
Minerva SA/Brazil	8,446	19,550
Mowi ASA	1,666	21,174
Nestle SA	22,591	2,457,754
QL Resources BHD	10,350	11,116
Strauss Group Ltd.	750	17,874
Uni-President China Holdings Ltd.	21,000	17,629
		2,884,934
Gas Utilities - 0.3%
Beijing Enterprises Holdings Ltd.	10,000	28,089
China Resources Gas Group Ltd.	4,000	12,714
ENN Energy Holdings Ltd.	6,200	82,931
Italgas SpA	16,710	78,183
Korea Gas Corp.	1,943	45,903
Kunlun Energy Co. Ltd.	22,000	15,891
Perusahaan Gas Negara TBK PT	194,400	22,405
Snam SpA	27,030	109,786

	Shares/
	Principal	Fair Value

Gas Utilities (continued)
Towngas Smart Energy Co. Ltd *	14,000	$5,368
		401,270
Health Care Equipment & Supplies - 1.1%
Carl Zeiss Meditec AG	135	14,211
Coloplast A/S, Class B	560	57,240
Demant A/S *	353	8,788
Fisher & Paykel Healthcare Corp. Ltd.	5,556	58,141
Hartalega Holdings BHD	31,600	11,312
Hoya Corp.	3,500	335,625
Koninklijke Philips NV	10,173	159,456
Nihon Kohden Corp.	600	12,767
Olympus Corp.	8,000	153,567
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	2,500	105,412
Straumann Holding AG	620	57,852
Sysmex Corp.	1,000	53,667
Terumo Corp.	8,500	239,241
		1,267,279
Health Care Providers & Services - 0.2%
Aier Eye Hospital Group Co. Ltd., Class A	2,988	12,081
Amplifon SpA	935	24,640
Celltrion Healthcare Co. Ltd.	399	18,908
Fleury SA	4,972	16,280
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A	3,500	31,282
IHH Healthcare BHD	81,600	103,826
Medipal Holdings Corp.	1,300	16,552
Sonic Healthcare Ltd.	996	19,583
		243,152
Health Care Technology - 0.0%†
M3, Inc.	1,400	39,182
Hotels, Restaurants & Leisure - 0.7%
Accor SA *	2,237	47,358
Aristocrat Leisure Ltd.	15,305	323,944
Compass Group PLC	3,776	76,083
Flight Centre Travel Group Ltd. *	5,829	53,293
Flutter Entertainment PLC *	41	4,539
Greggs PLC	2,961	56,588
Jiumaojiu International Holdings Ltd. (a)	10,000	16,408
Oriental Land Co. Ltd./Japan	400	54,454
Trip.com Group Ltd., ADR *	1,195	32,636
Trip.com Group Ltd. *	600	16,112
Whitbread PLC	4,192	107,723
		789,138
Household Durables - 0.3%
Barratt Developments PLC	1,752	6,693
Bellway PLC	1,378	26,196
Casio Computer Co. Ltd.	11,400	99,945
LG Electronics, Inc.	378	20,767

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/
	Principal	Fair Value

Household Durables (continued)
Nikon Corp.	5,400	$50,999
Persimmon PLC	981	13,552
Sekisui House Ltd.	4,000	66,351
Taylor Wimpey PLC	26,811	26,427
		310,930
Household Products - 0.2%
Lion Corp.	4,300	48,601
Pigeon Corp.	2,200	32,131
Reckitt Benckiser Group PLC	1,296	86,456
Unicharm Corp.	3,300	108,294
		275,482
Independent Power and Renewable Electricity Producers - 0.2%
B Grimm Power PCL	10,800	9,663
China Longyuan Power Group Corp. Ltd., Class H	28,000	35,134
EDP Renovaveis SA	821	16,922
Energy Absolute PCL, NVDR	61,000	142,716
RWE AG	2,399	88,814
		293,249
Industrial Conglomerates - 2.0%
Aker ASA, Class A	213	13,800
Alfa SAB de CV, Class A	18,300	11,649
CK Hutchison Holdings Ltd.	42,500	234,971
GS Holdings Corp.	764	22,268
Hitachi Ltd.	2,800	118,272
Jardine Cycle & Carriage Ltd.	27,700	652,299
Jardine Matheson Holdings Ltd.	4,100	207,624
NWS Holdings Ltd.	9,000	8,140
Samsung C&T Corp.	646	46,733
Siemens AG	8,223	815,233
SM Investments Corp.	920	11,377
Smiths Group PLC	10,696	180,293
Toshiba Corp.	2,400	85,358
		2,408,017
Insurance - 3.2%
AIA Group Ltd.	106,000	883,795
ASR Nederland NV	6,274	243,210
Assicurazioni Generali SpA	787	10,809
Aviva PLC	5,500	23,834
AXA SA	11,700	257,606
China Life Insurance Co. Ltd., Class H	64,000	82,019
Dai-ichi Life Holdings, Inc.	4,800	76,007
Direct Line Insurance Group PLC	4,188	8,672
Great-West Lifeco, Inc.	15,356	333,260
Hannover Rueck SE	60	9,064
Legal & General Group PLC	15,393	37,202
Manulife Financial Corp.	8,450	133,325
Medibank Pvt Ltd.	54,688	122,011
MS&AD Insurance Group Holdings, Inc.	4,400	116,608

	Shares/
	Principal	Fair Value

Insurance (continued)
Old Mutual Ltd.	29,187	$15,882
Phoenix Group Holdings PLC	3,233	19,012
PICC Property & Casualty Co. Ltd., Class H	8,000	8,296
Ping An Insurance Group Co. of China Ltd., Class H	62,000	309,609
Porto Seguro SA	3,608	14,088
Poste Italiane SpA (a)	8,024	61,235
Power Corp. of Canada	6,274	142,142
QBE Insurance Group Ltd.	25,464	188,770
Samsung Fire & Marine Insurance Co. Ltd.	77	9,903
Samsung Life Insurance Co. Ltd.	645	28,132
Sanlam Ltd.	25,363	72,804
T&D Holdings, Inc.	900	8,500
Tokio Marine Holdings, Inc.	16,900	299,482
Tryg A/S	13,080	270,392
Unipol Gruppo SpA	24,636	96,394
		3,882,063
Interactive Media & Services - 2.2%
Autohome, Inc., ADR	1,989	57,204
Baidu, Inc., Class A *	16,338	237,476
JOYY, Inc., ADR	348	9,048
Kakaku.com, Inc.	2,200	37,420
Kakao Corp.	2,067	82,495
Kuaishou Technology *,(a)	12,400	80,483
NAVER Corp.	1,204	162,839
REA Group Ltd.	2,703	199,597
Rightmove PLC	12,621	67,936
Scout24 SE (a)	7,140	361,766
Tencent Holdings Ltd.	41,100	1,394,800
		2,691,064
Internet & Direct Marketing Retail - 1.9%
Alibaba Group Holding Ltd. *	97,200	965,202
JD.com, Inc., Class A	12,600	318,776
Meituan, Class B *,(a)	24,600	518,957
Naspers Ltd., Class N	2,245	282,714
Pinduoduo, Inc., ADR *	803	50,252
Prosus NV *	1,758	92,948
Vipshop Holdings Ltd., ADR *	4,960	41,714
		2,270,563
IT Services - 1.3%
Capgemini SE	2,098	340,153
CGI, Inc. *	3,160	239,153
Cielo SA	53,228	53,141
Fujitsu Ltd.	1,900	207,202
GDS Holdings Ltd., Class A *	3,100	6,792
NEC Corp.	7,300	233,255
NET One Systems Co. Ltd.	500	9,734
Nomura Research Institute Ltd.	3,300	80,936

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/
	Principal	Fair Value

IT Services (continued)
Obic Co. Ltd.	900	$120,564
Otsuka Corp.	1,100	34,388
Reply SpA	100	10,541
Samsung SDS Co. Ltd.	746	59,964
Shopify, Inc., Class A *	3,937	106,559
		1,502,382
Leisure Products - 0.1%
Sega Sammy Holdings, Inc.	7,800	106,105
Life Sciences Tools & Services - 0.5%
Eurofins Scientific SE	1,534	91,850
Pharmaron Beijing Co. Ltd., Class H (a)	5,700	27,702
Samsung Biologics Co. Ltd. *,(a)	93	52,458
Sartorius Stedim Biotech	225	69,896
WuXi AppTec Co. Ltd., Class A	3,720	37,608
WuXi AppTec Co. Ltd., Class H (a)	11,400	92,145
Wuxi Biologics Cayman, Inc. *,(a)	29,000	175,110
		546,769
Machinery - 1.0%
Aalberts NV	409	13,531
Amada Co. Ltd.	35,100	237,888
ANDRITZ AG	1,787	76,398
Daifuku Co. Ltd.	800	37,639
Daimler Truck Holding AG *	1,089	24,911
DMG Mori Co. Ltd.	3,100	35,338
Ebara Corp.	900	29,441
FANUC Corp.	100	13,997
Fluidra SA	799	12,148
Hino Motors Ltd. *	3,600	14,823
IMI PLC	3,274	40,897
Kone Oyj, Class B	2,042	79,238
Mitsubishi Heavy Industries Ltd.	2,400	79,688
Ningbo Deye Technology Co. Ltd., Class A	400	23,703
Shenzhen Inovance Technology Co. Ltd., Class A	5,300	42,983
SMC Corp.	100	40,222
Spirax-Sarco Engineering PLC	548	63,620
Sumitomo Heavy Industries Ltd.	1,100	20,314
Techtronic Industries Co. Ltd.	15,500	149,769
Toyota Industries Corp.	1,800	85,557
Trelleborg AB, Class B	1,322	25,005
VAT Group AG (a)	261	54,043
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	15,200	5,286
		1,206,439
Marine - 0.3%
AP Moller - Maersk A/S, Class A	9	15,984
AP Moller - Maersk A/S, Class B	124	226,519
COSCO SHIPPING Holdings Co. Ltd., Class H	58,550	68,695

	Shares/
	Principal	Fair Value

Marine (continued)
Precious Shipping PCL, NVDR	37,300	$13,844
SITC International Holdings Co. Ltd.	4,000	7,399
		332,441
Media - 0.3%
MultiChoice Group	1,493	9,606
Nippon Television Holdings, Inc.	3,900	31,174
Publicis Groupe SA	2,526	121,008
RTL Group SA	2,645	84,317
WPP PLC	13,713	114,809
		360,914
Metals & Mining - 3.7%
Agnico Eagle Mines Ltd.	3,635	154,389
Allkem Ltd. *	2,729	24,301
Aluminum Corp. of China Ltd., Class H	146,000	47,799
Angang Steel Co. Ltd., Class H	22,000	5,437
Anglo American Platinum Ltd.	982	70,389
Anglo American PLC	6,705	203,696
Anglo American PLC	12,447	380,086
AngloGold Ashanti Ltd.	5,485	76,196
ArcelorMittal SA	5,416	109,644
B2Gold Corp.	5,484	17,721
Barrick Gold Corp.	6,166	96,077
BHP Group Ltd.	32,762	811,398
BHP Group Ltd.	2,965	75,348
CMOC Group Ltd., Class H	51,000	19,946
Dongkuk Steel Mill Co. Ltd.	1,506	11,368
Franco-Nevada Corp.	3,281	393,992
Ganfeng Lithium Co. Ltd., Class A	6,000	63,324
Ganfeng Lithium Co. Ltd., Class H (a)	5,600	37,274
Glencore PLC	41,644	222,279
Gold Fields Ltd.	8,302	68,111
Grupo Mexico SAB de CV, Series B	25,451	86,096
Impala Platinum Holdings Ltd.	6,903	65,168
Maanshan Iron & Steel Co. Ltd., Class H	40,000	8,306
MMG Ltd. *	40,000	9,580
Norsk Hydro ASA	3,493	18,861
Pilbara Minerals Ltd. *	10,094	29,594
POSCO Holdings, Inc.	655	96,600
Press Metal Aluminium Holdings BHD	102,200	89,042
Shandong Nanshan Aluminum Co. Ltd., Class A	29,400	12,479
Sibanye Stillwater Ltd.	10,987	25,682
Sims Ltd.	5,303	45,620
South32 Ltd.	71,861	167,717
Teck Resources Ltd., Class B	6,700	204,845
Vale SA	18,511	247,026
Wheaton Precious Metals Corp.	10,840	352,879
Zhaojin Mining Industry Co. Ltd., Class H *	15,000	10,242
Zijin Mining Group Co. Ltd., Class A	34,900	38,585

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/
	Principal	Fair Value

Metals & Mining (continued)
Zijin Mining Group Co. Ltd., Class H	88,000	$85,759
		4,482,856
Multiline Retail - 0.1%
Wesfarmers Ltd.	961	26,396
Woolworths Holdings Ltd./South Africa	22,801	77,477
		103,873
Multi-Utilities - 1.7%
AGL Energy Ltd.	15,060	66,230
Algonquin Power & Utilities Corp.	13,107	143,943
Atco Ltd., Class I	19,526	603,238
Canadian Utilities Ltd., Class A	4,676	122,273
Centrica PLC *	25,587	20,234
E.ON SE	30,863	238,735
Engie SA	49,589	575,283
National Grid PLC	23,621	245,487
		2,015,423
Oil, Gas & Consumable Fuels - 6.1%
Aker BP ASA	2,443	70,080
Ampol Ltd.	4,656	86,065
ARC Resources Ltd.	2,895	34,954
BP PLC	194,658	941,112
Cameco Corp.	549	14,647
Canadian Natural Resources Ltd.	18,629	871,762
Cenovus Energy, Inc.	16,840	260,067
China Petroleum & Chemical Corp., Class H	144,000	61,820
China Suntien Green Energy Corp. Ltd., Class H	31,000	11,373
Crescent Point Energy Corp.	19,361	119,769
Ecopetrol SA	174,971	78,992
Enbridge, Inc.	10,459	389,877
Eni SpA	12,943	138,334
Equinor ASA	3,108	102,134
Imperial Oil Ltd.	10,184	443,292
Inpex Corp.	8,100	76,050
Koninklijke Vopak NV	1,698	31,106
Parex Resources, Inc.	1,344	19,729
Pembina Pipeline Corp.	489	14,933
PetroChina Co. Ltd., Class A	104,500	75,599
PetroChina Co. Ltd., Class H	322,000	132,083
Petronas Dagangan BHD	14,500	62,603
PTT Exploration & Production PCL, NVDR	14,800	62,975
PTT PCL, NVDR	146,900	132,412
Repsol SA	9,762	112,895
Shell PLC	48,152	1,207,540
SK Innovation Co. Ltd. *	616	61,785
S-Oil Corp.	753	42,632
Star Petroleum Refining PCL, NVDR	47,400	13,320
Suncor Energy, Inc.	16,482	466,613

	Shares/
	Principal	Fair Value

Oil, Gas & Consumable Fuels (continued)
TC Energy Corp.	14,530	$588,370
TotalEnergies SE	7,401	350,013
Ultrapar Participacoes SA	30,797	66,675
Var Energi ASA	4,360	14,200
Woodside Energy Group Ltd.	8,414	171,274
		7,327,085
Paper & Forest Products - 0.0%†
West Fraser Timber Co. Ltd.	529	38,472
Personal Products - 1.4%
Fancl Corp.	800	15,896
Haleon PLC *	16,304	50,824
LG H&H Co. Ltd.	67	29,644
L'Oreal SA	2,279	737,323
Pola Orbis Holdings, Inc.	6,000	67,774
Unilever PLC	8,507	376,858
Unilever PLC	7,661	339,428
		1,617,747
Pharmaceuticals - 7.0%
Aspen Pharmacare Holdings Ltd.	3,918	29,273
Astellas Pharma, Inc.	22,400	296,665
AstraZeneca PLC	7,944	881,823
Asymchem Laboratories Tianjin Co. Ltd., Class A	386	7,550
Bayer AG	10,745	499,106
CSPC Pharmaceutical Group Ltd.	153,040	151,677
Daiichi Sankyo Co. Ltd.	6,300	175,927
Eisai Co. Ltd.	3,200	171,314
GSK PLC	43,570	635,105
H Lundbeck A/S	2,780	8,906
Hansoh Pharmaceutical Group Co. Ltd. (a)	4,000	6,329
Hisamitsu Pharmaceutical Co., Inc.	500	11,728
Novartis AG	15,823	1,214,235
Novo Nordisk A/S, Class B	13,795	1,383,880
Roche Holding AG	3,747	1,243,783
Sanofi	10,227	785,480
Santen Pharmaceutical Co. Ltd.	9,300	62,645
Sawai Group Holdings Co. Ltd.	400	11,220
Sino Biopharmaceutical Ltd.	84,000	39,486
Takeda Pharmaceutical Co. Ltd.	30,000	780,752
Teva Pharmaceutical Industries Ltd. *	4,036	31,089
		8,427,973
Professional Services - 1.8%
Experian PLC	9,417	279,730
Intertek Group PLC	7,494	310,111
Nihon M&A Center Holdings, Inc.	3,200	36,765
Recruit Holdings Co. Ltd.	11,400	327,717
RELX PLC	20,949	514,946
Teleperformance	483	123,450

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/
	Principal	Fair Value

Professional Services (continued)
Wolters Kluwer NV	6,345	$621,091
		2,213,810
Real Estate Management & Development - 1.2%
China Overseas Land & Investment Ltd.	25,000	65,128
China Resources Land Ltd.	12,000	47,236
CK Asset Holdings Ltd.	17,000	102,218
Country Garden Holdings Co. Ltd.	32,000	7,419
Country Garden Services Holdings Co. Ltd.	11,000	16,199
Daito Trust Construction Co. Ltd.	600	56,251
Daiwa House Industry Co. Ltd.	900	18,302
FirstService Corp.	1,473	176,271
Hysan Development Co. Ltd.	9,000	22,678
Iguatemi SA	4,785	18,038
KE Holdings, Inc., ADR *	4,032	70,641
Kerry Properties Ltd.	56,000	106,294
KWG Group Holdings Ltd. *	15,500	1,915
Longfor Group Holdings Ltd. (a)	2,500	7,182
Mitsubishi Estate Co. Ltd.	2,600	34,066
Mitsui Fudosan Co. Ltd.	8,000	152,240
Multiplan Empreendimentos Imobiliarios SA	4,224	18,891
New World Development Co. Ltd.	5,000	14,204
Poly Property Services Co. Ltd., Class H	3,000	15,917
PSP Swiss Property AG	311	31,282
Relo Group, Inc.	1,500	22,820
Seazen Group Ltd. *	20,000	4,688
Sino Land Co. Ltd.	14,000	18,512
SM Prime Holdings, Inc.	21,800	11,193
Sun Hung Kai Properties Ltd.	9,500	105,107
Sunac China Holdings Ltd. *	35,000	8,917
Swire Pacific Ltd., Class A	1,500	11,226
Swire Properties Ltd.	102,200	220,026
Tricon Residential, Inc.	1,654	14,385
Wharf Holdings Ltd. (The)	5,000	16,019
Wharf Real Estate Investment Co. Ltd.	7,000	31,835
		1,447,100
Road & Rail - 1.1%
ALD SA (a)	967	8,962
Canadian National Railway Co.	5,297	575,093
Canadian Pacific Railway Ltd.	3,227	216,558
Central Japan Railway Co.	2,400	280,797
East Japan Railway Co.	2,900	148,681
Localiza Rent a Car SA	8,415	94,763
		1,324,854
Semiconductors & Semiconductor Equipment - 2.0%
Advantest Corp.	1,000	46,288
ASML Holding NV	2,422	1,028,808

	Shares/
	Principal	Fair Value

Semiconductors & Semiconductor Equipment (continued)
ASMPT Ltd.	4,500	$27,402
Daqo New Energy Corp., ADR *	586	31,105
Disco Corp.	100	22,108
GigaDevice Semiconductor, Inc., Class A	1,000	13,221
Inari Amertron BHD	82,400	44,781
Infineon Technologies AG	15,100	335,942
LONGi Green Energy Technology Co. Ltd., Class A	10,000	67,563
NAURA Technology Group Co. Ltd., Class A	2,400	94,224
SCREEN Holdings Co. Ltd.	300	16,332
SG Micro Corp., Class A	1,750	34,769
SK Hynix, Inc.	3,865	224,492
StarPower Semiconductor Ltd., Class A	400	18,276
STMicroelectronics NV	1,737	54,870
Tokyo Electron Ltd.	1,000	246,641
Tower Semiconductor Ltd. *	1,206	52,823
Xinyi Solar Holdings Ltd.	12,000	12,703
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	6,000	41,790
		2,414,138
Software - 1.2%
Dassault Systemes SE	7,873	275,616
Kingdee International Software Group Co. Ltd. *	25,000	32,739
Nemetschek SE	1,520	73,307
Nice Ltd. *	282	53,878
Oracle Corp. Japan	200	10,639
Sangfor Technologies, Inc., Class A	5,100	71,920
SAP SE	7,793	642,207
Temenos AG	1,375	94,214
TOTVS SA	4,800	26,171
Trend Micro, Inc./Japan	1,700	91,844
WiseTech Global Ltd.	1,713	57,272
		1,429,807
Specialty Retail - 0.6%
Fast Retailing Co. Ltd.	200	105,993
Foschini Group Ltd. (The)	1,691	11,068
Hikari Tsushin, Inc.	300	35,317
Industria de Diseno Textil SA	14,189	295,797
JB Hi-Fi Ltd.	2,784	67,947
Pepkor Holdings Ltd. (a)	15,484	17,894
Shimamura Co. Ltd.	200	16,899
Via S/A *	13,381	8,016
Yamada Holdings Co. Ltd.	55,900	183,830
		742,761

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/
	Principal	Fair Value

Technology Hardware, Storage & Peripherals - 1.5%
FUJIFILM Holdings Corp.	5,200	$237,430
Lenovo Group Ltd.	120,000	83,466
Logitech International SA	640	29,879
Ricoh Co. Ltd.	5,200	37,937
Samsung Electronics Co. Ltd.	33,658	1,249,206
Xiaomi Corp., Class B *,(a)	88,400	100,901
		1,738,819
Textiles, Apparel & Luxury Goods - 2.0%
ANTA Sports Products Ltd.	9,800	103,869
Cie Financiere Richemont SA, Class A	554	53,067
Hermes International	586	698,649
Kering SA	235	105,566
Li Ning Co. Ltd.	17,500	133,983
LVMH Moet Hennessy Louis Vuitton SE	1,638	979,488
Moncler SpA	650	26,993
PRADA SpA	2,200	10,201
Shenzhou International Group Holdings Ltd.	1,300	10,160
Swatch Group AG (The)	1,014	231,286
Xtep International Holdings Ltd.	22,000	23,402
		2,376,664
Tobacco - 1.1%
British American Tobacco PLC	27,878	1,004,093
Imperial Brands PLC	6,070	125,694
Japan Tobacco, Inc.	11,000	180,414
		1,310,201
Trading Companies & Distributors - 2.2%
Ashtead Group PLC	3,218	146,779
Ferguson PLC	1,561	163,869
Finning International, Inc.	809	14,295
IMCD NV	581	69,781
ITOCHU Corp.	23,900	578,078
Marubeni Corp.	12,900	113,007
Mitsubishi Corp.	20,100	551,016
Mitsui & Co. Ltd.	26,200	559,134
MonotaRO Co. Ltd.	1,500	23,027
Rexel SA *	4,652	70,548
Sumitomo Corp.	22,900	285,172
		2,574,706
Transportation Infrastructure - 0.1%
Flughafen Zurich AG *	120	17,910
Grupo Aeroportuario del Centro Norte SAB de CV, Class B	1,800	11,341
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,161	27,406
Kamigumi Co. Ltd.	1,100	20,321
		76,978

	Shares/
	Principal	Fair Value

Water Utilities - 0.0%†
Cia de Saneamento de Minas Gerais-COPASA	6,708	$16,333
Wireless Telecommunication Services - 1.2%
1&1 AG	503	6,687
Advanced Info Service PCL, NVDR	2,500	12,924
Freenet AG	3,892	74,159
KDDI Corp.	21,300	624,380
MTN Group Ltd.	10,247	68,349
SK Telecom Co. Ltd.	2,043	72,541
SoftBank Corp.	18,400	183,879
SoftBank Group Corp.	7,400	250,510
Tele2 AB, Class B	18,885	163,367
Vodacom Group Ltd.	2,599	17,654
		1,474,450
Total Common Stocks
(Cost - $121,049,929)		103,997,330
Exchange Traded Funds - 9.4%
Equity Funds - 9.4%
iShares MSCI India ETF	122,721	5,004,562
iShares MSCI Saudi Arabia ETF	37,605	1,541,805
iShares MSCI Taiwan ETF	109,824	4,733,415
Total Exchange Traded Funds
(Cost - $10,082,207)		11,279,782
Preferred Stocks - 1.2%
Airlines - 0.1%
Azul SA *	20,517	55,874
Gol Linhas Aereas Inteligentes SA *	9,948	16,480
		72,354
Automobiles - 0.5%
Porsche Automobil Holding SE	872	49,683
Volkswagen AG	4,357	539,518
		589,201
Banks - 0.4%
Banco Bradesco SA	72,731	266,782
Bancolombia SA	1,950	11,894
Itau Unibanco Holding SA	41,705	215,894
		494,570
Chemicals - 0.0%†
FUCHS PETROLUB SE	276	7,030
Life Sciences Tools & Services - 0.1%
Sartorius AG	199	69,617
Metals & Mining - 0.0%†
Gerdau SA	3,563	16,099
Oil, Gas & Consumable Fuels - 0.0%†
Petroleo Brasileiro SA	7,890	43,703

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

	Shares/
	Principal	Fair Value
Preferred Stocks (continued)
Technology Hardware, Storage & Peripherals - 0.1%
Samsung Electronics Co. Ltd.	3,956	$129,682
Total Preferred Stocks
(Cost - $1,733,914)		1,422,256
Warrants - 0.0%†
TMBThanachart Bank PCL, expires 5/10/25* (Cost - $0)	4,884	64
Rights - 0.0%†
Localiza Rent a Car SA, expires 11/10/22* (Cost - $0)	26	50
Short-Term Investments - 1.7%
Money Market Funds - 1.7%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 2.74%(b) (Cost - $2,066,844)	2,066,844	2,066,844
Total Investments - 98.9%
(Cost - $134,932,894)		$118,766,326
Other Assets Less Liabilities - Net 1.1%		1,306,969
Total Net Assets - 100.0%		$120,073,295

*	Non-income producing security.
†	Represents less than 0.05%.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of September 30, 2022, these securities amounted to $2,023,002 or 1.7% of net assets.
(b)	The rate shown is the annualized seven-day yield at period end.

ADR	-	American Depositary Receipt
CVA	-	Certificate Van Aandelen (Bearer)
NVDR	-	Non-Voting Depositary Receipt
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock Disciplined International Core Portfolio

Portfolio of Investments (Unaudited) (Continued)

September 30, 2022

Futures Contracts
					Fair
					Value/Unrealized
		Number of			Appreciation
	Counterparty	Contracts	Expiration Date	Notional Value	(Depreciation)
Long Futures Contracts
MSCI EAFE Future	Goldman Sachs & Co.	21	12/16/2022	$1,743,630	$(191,940)
MSCI Emerging Market Index Future	Goldman Sachs & Co.	17	12/16/2022	740,775	(86,900)
S&P/TSX 60 Index Future	Goldman Sachs & Co.	1	12/15/2022	162,440	(11,486)
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(290,326)